FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Long-term Investments	$ 1,466	$ 1,746
Amounts Receivable	2,015	2,672
Accounts Payable And Accrued Liabilities	10,922	9,469
Due To Related Parties	67	28
MXN [Member]
Statement [Line Items]
Cash	5,063	4,097
Due from related parties	1,402	1,402
Long-term Investments	0	0
Reclamation Bonds	0	0
Amounts Receivable	1,549	0
Accounts Payable And Accrued Liabilities	(76,052)	(85,486)
Due To Related Parties	0	0
Finance Lease Obligations	(880)	(161)
Net Exposure	(68,918)	(80,148)
Us Dollar Equivalent	(3,811)	(4,136)
CDN [Member]
Statement [Line Items]
Cash	219	250
Due from related parties	0	0
Long-term Investments	1,984	2,365
Reclamation Bonds	6	4
Amounts Receivable	302	34
Accounts Payable And Accrued Liabilities	(54)	(108)
Due To Related Parties	(195)	(135)
Finance Lease Obligations	(331)	(343)
Net Exposure	1,931	2,067
Us Dollar Equivalent	$ 1,426	$ 1,526